Interests in equity-accounted investees (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of associates [abstract]
Summary of detailed information about interest in joint venture and associates

	2025	2024
Interests in associates	$66,109	$68,223

Summary of interests in equity accounted investees
Particulars of equity-accounted investees of the Group are as follows:

Name of an equity-accounted investee	Place of incorporation/ operation	Particular of issued and paid-up capital	Proportion of nominal value of issue capital held by the Company				Principal activity
			2025		2024
			Directly	Indirectly	Directly	Indirectly
			%	%	%	%
Insighta	Cayman Islands	2,000,000 ordinary shares	35	—	35	—	Multi-cancer genetic testing services
CERBACT Asia Holdings Pte. Ltd. (“CERBACT”)	Singapore	100 ordinary shares	—	—	—	26.04	Investment holdings
The following table summarizes the financial information of Insighta, for the years ended December 31, 2025 and 2024, as included in its own financial statements, adjusted for fair value adjustments at acquisition and differences in accounting policies. The table also reconciles the summarized financial information to the carrying amount of the Group's interest in Insighta recognized in the consolidated financial statements.

	2025	2024
Non-current assets	$122,253	$127,005
Current assets (including cash and cash equivalents $80,153 (2024: $81,005))	80,568	81,388
Non-current liabilities	(13,513)	(14,417)
Other payables, accruals and contract liabilities	(316)	(238)
Amount due to a related company	(110)	(1,179)
Equity	$188,882	$192,559
Proportion of the Group’s interest in the associate	35%	35%
Carrying amount of the Group’s interest in the associate	$66,109	$67,396

	2025	2024
Other income	$86	$31
Other gains or losses	266	—
Interest income	3,467	4,775
Depreciation and amortization	(5,082)	(5,677)
Other expenses	(3,174)	(4,459)
Income tax expense	836	841
Loss for the year	$(3,601)	$(4,489)
Item that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(75)	597
Total comprehensive expense for the year	$(3,676)	$(3,892)
Group's share of loss and total comprehensive expense	$(1,286)	$(1,707)
Dividends received by the Group	$—	$—

Disclosure of detailed information about disposals	This transaction has resulted in the recognition of a gain in profit or loss, calculated as follows:

2024
Proceeds of disposal	$30,000
Fair value of interest retained - 35%	67,954
Carrying amount of interest on the date of disposal	(96,710)
Gain recognized	$1,244

Summary of detailed information about financial information of associates
Aggregate information of associates that are not individually material:

	2025	2024
Carrying amount of interest in CERBACT	$—	$827
Group's share of (loss)/profit and total comprehensive (expense)/income	(868)	231